Stockholders' Equity (Details Textual) (USD $)	3 Months Ended	12 Months Ended
	Sep. 30, 2013	Jun. 30, 2013	Jun. 30, 2012
Class Of Stock (Textual)
Preferred stock, shares authorized			10,000,000
Common stock, shares authorized	500,000,000	500,000,000	250,000,000
Common stock, par value	$ 0.10	$ 0.10	$ 0.10
Common stock, shares issued	9,961,632	9,961,632	5,300,000
Common stock, shares outstanding	9,961,632	9,961,632	5,300,000
Common stock to be issued	$ 50,900	$ 33,837
Preferred Stock
Class Of Stock (Textual)
Preferred stock, shares authorized	1,000,000		10,000,000
Preferred stock, par value	$ 0.001		$ 0.01
Preferred stock, shares issued			0
Preferred stock, shares outstanding			0
Description of preferred stock voting rights	Under the terms of the Class B Certificate of Designation, the holder(s) of the Series B have the right, until June 30, 2018, to (A) elect the majority of the Company's Board of Directors and (B) vote on all other matters to come before the holders of common stock (the "Common Shareholders") with each vote per Series B Preferred Share equal to 1,000 shares of common stock.	Under the terms of the Class B Certificate of Designation, the holder(s) of the Series B have the right, until June 30, 2018, to (A) elect the majority of the Company's Board of Directors and (B) vote on all other matters to come before the holders of common stock (the "Common Shareholders") with each vote per Series B Preferred Share equal to 1,000 shares of common stock.
Temporary Equity, Description	After June 30, 2018, the Class B Preferred Shares shall have no voting rights and shall be redeemable by the Company for the sum of one tenth of a cent ($0.001) per Class B Preferred Share.	After June 30, 2018, the Class B Preferred Shares shall have no voting rights and shall be redeemable by the Company for the sum of one tenth of a cent ($0.001) per Class B Preferred Share.
Common Stock
Class Of Stock (Textual)
Temporary Equity, Description	The Company has 509,000 and 338,368 shares to be issued as of September 30, 2013 and June 30, 2013, respectively. Each Common Stock holder will have one (1) vote.
Common stock, shares authorized		500,000,000	250,000,000
Common stock, par value		$ 0.10	$ 0.10
Common stock, shares issued		9,961,632	5,300,000
Common stock, shares outstanding		9,961,637	5,300,000
Preferred Class B | Preferred Stock
Class Of Stock (Textual)
Preferred stock, shares issued	5,000	5,000
Preferred stock, shares outstanding	5,000	5,000